HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    MASTER GROUP VARIABLE ANNUITY CONTRACTS

    SUPPLEMENT DATED SEPTEMBER 30, 1998 TO THE PROSPECTUS DATED MAY 1, 1998,
     FOR THE MASTER GROUP VARIABLE ANNUITY CONTRACTS ISSUED WITH RESPECT TO
                        SEPARATE ACCOUNTS DC-I AND DC-II

The table entitled "Annual Fund Operating Expenses" appearing on page 5 of the Prospectus and the accompanying footnote are deleted and replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                                                                              TOTAL FUND
                                                              MANAGEMENT                  OPERATING EXPENSES
                                                                 FEES     OTHER EXPENSES    (AFTER ANY FEE
                                                                (AFTER      (AFTER ANY       WAIVERS AND
                                                               ANY FEE       EXPENSE           EXPENSE
                                                               WAIVERS)   REIMBURSEMENT)    REIMBURSEMENT)
                                                              ----------  --------------  ------------------
 Hartford Bond Fund..........................................    0.515%        0.020%            0.535%
 Hartford Stock Fund.........................................    0.455%        0.020%            0.475%
 Hartford Money Market Fund..................................    0.450%        0.015%            0.465%
 Hartford Advisers Fund......................................    0.635%        0.020%            0.655%
 Hartford Capital Appreciation Fund..........................    0.645%        0.020%            0.665%
 Hartford Mortgage Securities Fund...........................    0.450%        0.025%            0.475%
 Hartford Index Fund.........................................    0.400%        0.015%            0.415%
 Hartford International Opportunities Fund...................    0.705%        0.090%            0.795%
 Calvert Social Balanced Portfolio(1)........................    0.690%        0.120%            0.810%
 Hartford Dividend and Growth Fund...........................    0.685%        0.020%            0.705%

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(1) The figures above for the Calvert Social Balanced Portfolio reflect expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. Management and Advisory Expenses includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

The Example tables appearing on page 6 of the Prospectus and all accompanying footnotes are deleted and replaced with the following:

Example DC-I (0.90% Charge for Mortality, Expense Risk and Administrative Undertakings)

                               If you surrender your Contract   If you annuitize your Contract   If you do not surrender your
                               at the end of the applicable     at the end of the applicable     Contract, you would pay the
                               time period, you would pay the   time period, you would pay the   following expenses on a $1,000
                               following expenses on a $1,000   following expenses on a $1,000   investment, assuming a 5%
                               investment, assuming a 5%        investment, assuming a 5%        annual return on assets:
                               annual return on assets:         annual return on the assets:
 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- -------   ------ ------- ------- -------   ------ ------- ------- --------
 Bond Fund.................... $  66  $  101  $  138  $  215    $  15  $   46  $   79  $  173    $  15  $   46  $   79  $   173
 Stock Fund...................    66      99     135     209       14      44      76     166       14      44      76      166
 Money Market Fund............    66      99     135     208       14      44      75     165       14      44      75      165
 Advisers Fund................    68     105     144     228       16      49      85     186       16      49      85      186
 Capital Appreciation Fund....    68     105     145     229       16      50      86     187       16      50      86      187
 Mortgage Securities Fund.....    66      99     135     209       14      44      76     166       14      44      76      166
 Index Fund...................    65      98     132     202       13      42      72     159       13      42      72      159
 International Opportunities
   Fund.......................    69     109     151     243       17      54      93     202       17      54      93      202
 Dividend and Growth Fund.....    68     106     147     233       16      51      88     192       16      51      88      192
 Calvert Social Balanced
   Portfolio..................    69     109     152     245       18      54      94     203       18      54      94      203

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Example DC-I (0.75% Charge for Mortality, Expense Risk and Administrative Undertakings)

                               If you surrender your Contract   If you annuitize your Contract   If you do not surrender your
                               at the end of the applicable     at the end of the applicable     Contract, you would pay the
                               time period, you would pay the   time period, you would pay the   following expenses on a $1,000
                               following expenses on a $1,000   following expenses on a $1,000   investment, assuming a 5%
                               investment, assuming a 5%        investment, assuming a 5%        annual return on assets:
                               annual return on assets:         annual return on the assets:
 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- -------   ------ ------- ------- -------   ------ ------- ------- --------
 Bond Fund.................... $  65  $   97  $  131  $  199    $  13  $   41  $   71  $  156    $  13  $   41  $   71  $   156
 Stock Fund...................    64      95     128     192       13      39      68     149       13      39      68      149
 Money Market Fund............    64      95     127     191       12      39      67     148       12      39      67      148
 Advisers Fund................    66     100     137     212       14      45      77     169       14      45      77      169
 Capital Appreciation Fund....    66     101     137     213       15      45      78     171       15      45      78      171
 Mortgage Securities Fund.....    64      95     128     192       13      39      68     149       13      39      68      149
 Index Fund...................    64      93     125     186       12      37      64     142       12      37      64      142
 International Opportunities
   Fund.......................    68     104     144     227       16      49      85     185       16      49      85      185
 Dividend and Growth Fund.....    67     102     139     217       15      46      80     175       15      46      80      175
 Calvert Social Balanced
   Portfolio..................    68     105     145     229       16      50      86     187       16      50      86      187

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Example DC-II (1.25% Charge for Mortality, Expense Risk and Administrative Undertakings)

                                                                                                 If you do not surrender your
                                                                                                 Contract, you would pay the
                                                                                                 following expenses on a $1,000
                                                                                                 investment, assuming a 5%
                                                                                                 annual return on assets:
                               If you surrender your Contract   If you annuitize your Contract
                               at the end of the applicable     at the end of the applicable
                               time period, you would pay the   time period, you would pay the
                               following expenses on a $1,000   following expenses on a $1,000
                               investment, assuming a 5%        investment, assuming a 5%
                               annual return on assets:         annual return on the assets:
 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- -------   ------ ------- ------- -------   ------ ------- ------- --------
 Bond Fund.................... $  71  $  114  $  159  $  260    $  18  $   58  $  100  $  218    $  19  $   59  $  101  $   219
 Stock Fund (1)...............    70     112     156     253       18      56      97     212       18      57      98      212
 Money Market Fund............    70     112     156     252       18      56      97     210       18      57      97      211
 Advisers Fund (1)............    72     117     165     272       20      62     107     231       20      63     107      232
 Capital Appreciation Fund
   (1)........................    72     117     166     273       20      62     107     232       20      63     108      233
 Mortgage Securities Fund.....    70     112     156     253       18      56      97     212       18      57      98      212
 Index Fund (2)...............    69     110     153     247       17      54      94     205       18      55      95      206
 International Opportunities
   Fund.......................    73     121     172     286       21      66     114     246       22      67     115      247
 Dividend and Growth Fund.....    72     119     168     277       20      63     109     236       21      64     110      237
 Calvert Social Balanced
   Portfolio..................    73     122     173     288       21      67     115     247       22      67     115      248

---------
(1) Hartford voluntarily reduces the charge for administrative undertakings with respect to assets allocated to certain of the sub-accounts in DC-II. The reduced total charge for mortality, expense risk and administrative undertakings in these sub-accounts is as follows: Stock Fund, 1.24%; Advisers Fund, 1.20%; Capital Appreciation Fund, 1.21%.

(2) With respect to the Index Fund Sub-Account, the combined total of the applicable charge for mortality, expense risk and administrative undertakings and expenses of the underlying Fund are voluntarily limited to 1.25%.

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

HV-2281
   33-19947
   33-19949